LEASES - Schedule of Minimum Lease Commitments Remaining Under the Company's Operating Lease and Capital Lease, per ASC 840 (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Operating
2019	$ 4,349
2020	2,765
2021	2,130
2022	1,539
2023	1,184
Thereafter	5,737
Total	17,704
Capital
2019	1,499
2020	1,196
2021	949
2022	558
2023	89
Total	4,291
Less: Interest	(875)
Present value of lease liabilities	$ 3,416